Capital Stock - Non-Vested Stock Option Activity and Related Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding Non-Vested Stock Options-beginning of year	389	723	1,057
Options, Granted	15	73	433
Options, Vested	(188)	(401)	(747)
Options, Forfeited	(14)	(6)	(20)
Options Outstanding Non-Vested Stock Options-end of year	202	389	723
Weighted-Average Grant Date Fair Value, Outstanding non-vested stock options-beginning of Year	$ 9.24	$ 8.74	$ 6.40
Weighted-Average Grant Date Fair Value, Granted	$ 11.50	$ 10.54	$ 8.72
Weighted-Average Grant Date Fair Value, Vested	$ 9.30	$ 8.57	$ 5.44
Weighted-Average Grant Date Fair Value, Forfeited	$ 9.01	$ 9.46	$ 8.24
Weighted-Average Grant Date Fair Value, outstanding non-vested stock options-end of year	$ 9.37	$ 9.24	$ 8.74